INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES, NET
Inventories	$ 169,337	$ 192,545
Less: allowance for inventories	(24,475)	(25,052)	$ (1,115)
Inventories, net	$ 144,862	$ 167,493